STOCKHOLDERS' EQUITY (Narrative) (Details)				1 Months Ended					6 Months Ended	12 Months Ended
	Mar. 12, 2019 USD ($) $ / shares shares	Nov. 08, 2017 shares	Oct. 08, 2013 $ / shares shares	Nov. 30, 2017 shares	Oct. 31, 2017 shares	May 31, 2017 shares	Mar. 31, 2016 shares	May 31, 2013 $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Sep. 30, 2018 shares	Apr. 25, 2018 shares	Nov. 02, 2017 USD ($) shares	May 03, 2017 shares	Apr. 28, 2017 shares	Mar. 30, 2016 USD ($) shares	Jan. 21, 2016 shares	Dec. 30, 2015 $ / shares shares	Dec. 29, 2015 $ / shares shares	Oct. 07, 2013 shares	May 31, 2011 $ / shares shares
Common Stock, Shares Authorized									200,000,000	200,000,000	200,000,000			5,171,612					200,000,000	22,500,000	1,125,000,000		75,000,000
Common Stock, Par Value Per Share | $ / shares	$ 2.50							$ 0.001	$ 0.001	$ 0.001	$ 0.001									$ 0.001	$ 0.001		$ 0.001
Common stock, shares, outstanding								109,500,000	43,685,592	39,573,512	25,991,346
Common Stock, Par Value Per Share | $ / shares	$ 2.50							$ 0.001	$ 0.001	$ 0.001	$ 0.001									$ 0.001	$ 0.001		$ 0.001
Preferred stock, par value per share (in dollars per share) | $ / shares									$ 0.001	$ 0.001	$ 0.001
Stock compensation expense | $									$ 1,266,345	$ 393,460	$ 3,554,912
Preferred stock, shares authorized									100,000,000	100,000,000	100,000,000											100,000,000
Stockholders' Equity Note, Stock Split, Conversion Ratio								15
Stock Issued During Period, Shares, Issued for Services (shares)										29,000
Common stock issuance expenses | $										$ 875,200
Shares issued in connection with public offerings (Shares)	4,600,000									700,000
Proceeds from issuance public offering | $	$ 10,450,900
Accrued amount under agreement | $										$ 84,583
Alkaline Water Corp [Member]
Stock Issued During Period, Shares, Acquisitions								43,000,000
Ownership Percentage								100.00%
Stock Cancelled During Period, Shares								75,000,000
Consultant
Stock Issued During Period, Shares, Issued for Services (shares)										50,000
Contractors
Stock Issued During Period, Shares, Issued for Services (shares)											1,302,815
Series A Preferred Stock [Member]
Preferred stock issued during period (shares)			20,000,000
Preferred stock issued during period per person (shares)			10,000,000
Preferred stock, par value per share (in dollars per share) | $ / shares			$ 0.001
Stock compensation expense | $												$ 20,000
Preferred Stock, Shares Issued			20,000,000							20,000,000
Series A Preferred Stock [Member] | Steven Nickolas [Member]
Preferred stock, par value per share (in dollars per share) | $ / shares			$ 0.001
Preferred Stock, Shares Issued			10,000,000
Stock Cancelled During Period, Shares					10,000,000
Series A Preferred Stock [Member] | Richard A. Wright [Member]
Preferred stock, par value per share (in dollars per share) | $ / shares			$ 0.001
Preferred Stock, Shares Issued			10,000,000
Stock Cancelled During Period, Shares		10,000,000
Series C Preferred Stock [Member]
Preferred stock issued during period (shares)							3,000,000
Preferred stock issued during period per person (shares)							1,500,000
Preferred stock, shares authorized																		3,000,000
Preferred Stock, Shares Issued									1,500,000	1,500,000	1,500,000
Preferred Stock, Shares Outstanding										1,500,000	1,500,000
Terms of conversion of Preferred Stock, consolidated revenue threshold | $																		$ 15,000,000
Series D Preferred Stock [Member]
Preferred stock issued during period (shares)				800,000		3,000,000
Preferred stock, shares authorized															5,000,000	3,000,000
Preferred Stock, Shares Issued									3,800,000	3,800,000	3,800,000		3,800,000
Terms of conversion of Preferred Stock, consolidated revenue threshold | $															$ 40,000,000
Common stock issuance expenses | $										$ 200
Shares issued in connection with public offerings (Shares)										200,000
Series D Preferred Stock [Member] | Steven Nickolas [Member]
Preferred stock issued during period (shares)				300,000
Stock Cancelled During Period, Shares					300,000
Series D Preferred Stock [Member] | Richard A. Wright [Member]
Preferred stock issued during period (shares)				500,000
Preferred Stock, Shares Issued		300,000														1,000,000	1,000,000